Filed with the U.S. Securities and Exchange Commission on December 20, 2016

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	692	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	693	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue
Suite 1700
New York, New York 10103

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On December 27, 2016 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 692 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to respond to SEC comments with respect to a new series to the Trust: Osterweis Total Return Fund.

PROSPECTUS

Osterweis Total Return Fund – OSTRX

December 27, 2016

The United States Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Table of Contents - Prospectus

SUMMARY SECTION

Osterweis Total Return Fund

Investment Objective

The Osterweis Total Return Fund (the “Fund”) seeks to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	1.54%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating	2.00%
Fee Waiver and/or Expense Reimbursement	-1.24%
Total Annual Fund Operating Expenses(2)	0.76%
__________________________________________
(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated customary Fund expenses for the current fiscal year.
(2)	Osterweis Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 0.75% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least December 31, 2018. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap at the time of waiver/reduction of fees, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $78	3 Years: $511

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SUMMARY SECTION                                                                                                                                                                                                                 OSTERWEIS TOTAL RETURN FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets in investment grade fixed income instruments. The Fund’s fixed income instruments and derivatives thereon may include, but are not limited to, U.S. Federal and Agency obligations, investment grade corporate debt, mortgage backed securities (including privately issued mortgage backed securities), asset backed securities, floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets) and/or depositary receipts, sovereign debt and preferred stock. Of the government agency securities, the Fund expects to hold significant amounts of Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA) or government-sponsored enterprises, such as mortgages backed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC). Additionally, the Fund may hold up to 20% of its assets in high yield (“junk bonds”) debt securities.

The Fund’s allocation among various fixed income instruments is based on the portfolio managers’ assessment of opportunities for total return relative to the risk of each type of investment. The Fund does not target a specific average maturity or duration (duration is a measure of price sensitivity related to changes in interest rates). The Fund may invest in fixed income instruments of any maturity or duration.  Duration can change based on market fluctuations. The Fund may invest without limitation in derivative instruments including swaps, options and futures. The Fund’s primary use of derivatives will be to refine interest rate exposure and/or hedge various other investment exposures. Although the use of derivatives can involve leverage, the Fund does not intend to use derivatives to amplify its net investment exposure. Separately, the Fund may invest up to 20% of its assets in foreign debt (including emerging markets) and/or depositary receipts. The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”), for the purpose of gaining exposure to certain markets while maintaining liquidity.

The Adviser may sell a security when it believes doing so is appropriate and consistent with the Fund’s investment objective and policies or when conditions affecting relevant markets, particular industries or individual issues warrant such action, regardless of the effect on the Fund’s portfolio turnover rate.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	Debt Securities Risks:

o	Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

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SUMMARY SECTION                                                                                                                                                                                                                      OSTERWEIS TOTAL RETURN FUND

o	Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

o	Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

o	Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

o	Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•	Derivatives Risk: The risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund.

•	Foreign Currency Risk: Fluctuations in currency exchange rates may adversely affect the value of the Fund’s investments in foreign securities as well as the value of the Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.

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SUMMARY SECTION                                                                                                                                                                                                                        OSTERWEIS TOTAL RETURN FUND

•	Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.

•	General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•	Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies involves the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	Leverage Risk: Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•	Liquidity Risk: Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones and if the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•	Mortgage-Related and Other Asset-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•	Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve liquidity.

•	New Fund Risk: The Fund is new and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•	Preferred Securities Risk: The risk that: (1) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (2) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (3) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (4) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

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SUMMARY SECTION                                                                                                                                                                                                                        OSTERWEIS TOTAL RETURN FUND

•	U.S. Government Issuer Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Performance

Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information is available on the Fund’s website at www.osterweis.com or by calling the Fund toll-free at (866) 236-0050.

Investment Adviser

Osterweis Capital Management, LLC

Portfolio Managers

Eddy Vataru, Portfolio Manager – Portfolio Manager of the Fund since inception in 2016.

Scott Ulaszek, Portfolio Manager – Portfolio Manager of the Fund since inception in 2016.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Osterweis Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (866) 236-0050, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Regular Accounts	$5,000	$100
Automatic Investment Plan	$5,000	$100
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$1,500	$100

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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SUMMARY SECTION                                                                                                                                                                                                                        OSTERWEIS TOTAL RETURN FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT STRATEGIES AND RISKS

The investment objective described in the Summary Section and the investment strategies described in the Summary Section and below are non-fundamental, which means that they may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets in investment grade fixed income instruments. The Fund’s fixed income instruments and derivatives thereon may include, but are not limited to, U.S. Federal and Agency obligations, investment grade corporate debt, mortgage backed securities (including privately issued mortgage backed securities), asset backed securities, floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets) and/or depositary receipts, sovereign debt and preferred stock. The Fund’s allocation among various fixed income instruments is based on the portfolio managers’ assessment of opportunities for total return relative to the risk of each type of investment. The Adviser seeks to invest in assets that allow it to capitalize on its view on rates, spreads, and curve as well as various characteristics of the mortgage-backed securities and corporate bond markets. The Fund expects to hold significant amounts of Treasuries and other securities backed or sponsored by government agencies, such as GNMA, FNMA and FHLMC. Additionally, the Fund may hold and up to 20% of its assets in high yield (“junk bonds”) debt securities. The Fund may invest without limitation in derivative instruments including swaps, options and futures. The Fund’s primary use of derivatives will be to refine interest rate exposure and/or hedge various other investment exposures. Although the use of derivatives can involve leverage, the Fund does not intend to use derivatives to amplify its net investment exposure. Additionally, the Fund may also invest up to 20% of its assets in foreign debt (including emerging markets) and/or depositary receipts. The Fund may invest in fixed income securities of any maturity or duration. The Fund does not target a specific average maturity or duration (duration is a measure of price sensitivity related to changes in interest rates). The duration of the portfolio will be driven by the Adviser’s interest rate outlook. Duration can change based on market fluctuations. The Fund may also invest in other investment companies, including ETFs, for the purpose of gaining exposure to certain markets while maintaining liquidity.

A fixed income security represents the obligation of an issuer to repay a loan and generally provides for the payment of interest. These obligations include bonds, notes and debentures. The Fund will typically invest in fixed income securities that are rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s.  No more than 20% of the Fund’s net assets may be “junk bonds” rated below investment grade (Baa1 or BBB+, respectively) by Moody’s or Standard & Poor’s, or as deemed equivalent by the Adviser. The Fund may invest in senior or subordinated debt securities. Subordinated debt is riskier because its holder will be paid after the holders of senior debt securities are paid in the event of default. The Fund may invest in “zero-coupon bonds,” which are debt securities that typically pay interest only at maturity rather than periodically during the life of the security and are typically issued at a significant discount from their principal amount.

The Adviser may sell a security when it believes doing so is appropriate and consistent with the Fund’s investment objectives and policies or when conditions affecting relevant markets, particular industries or individual issues warrant such action, regardless of the effect on the Fund’s portfolio turnover rate.

Temporary or Cash Investments. Under normal market conditions, the Fund will invest according to its principal investment strategies noted above. However, the Fund may temporarily depart from its principal investment strategy and make short-term investments in cash, cash equivalents, short-term debt securities and money market instruments in response to adverse market, economic or political conditions. As a result, to the extent the Fund makes such “defensive investments,” it may not achieve its investment objective. For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not realize as significant a gain as it would otherwise have, had it been more fully invested. To the extent the Fund invests in a money market fund for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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Principal Investment Risks

The principal risks that may adversely affect the Fund’s net asset value (“NAV”) or total return have previously been summarized under the Fund’s “Summary Section.”  These risks are discussed in more detail below.

Debt Securities Risks. Debt securities are subject to various risks including, among others, credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.

Credit Risk. Refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. Financial strength and solvency of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security, other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. Investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies may be subject to downgrade, which may have an indirect impact on the market price of securities. Ratings are only opinions of the agencies issuing them as to the likelihood of re-payment. They are not guarantees as to quality and they do not reflect market risk. If an issuer or counterparty fails to pay interest or otherwise fails to meet its obligations to the Fund, the Fund’s income might be reduced and the value of the investment might fall, and if an issuer or counterparty fails to pay principal, the value of the investment might fall and the Fund could lose the amount of its investment.

Defaulted Securities Risk. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in emerging market countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

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Extension Risk. Refers to the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Interest Rate Risk. Refers to the risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Prepayment Risk. Many types of debt securities, including floating rate loans and asset-backed securities, may reflect an interest in periodic payments made by borrowers. Although debt securities and other obligations typically mature after a specified period of time, borrowers may pay them off sooner. When a prepayment happens, all or a portion of the obligation will be prepaid. A borrower is more likely to prepay an obligation which bears a relatively high rate of interest. This means that in times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid and the Fund will probably be unable to reinvest those proceeds in an investment with as great a yield, causing the Fund’s yield to decline. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those investments at a premium, accelerated prepayments on those investments could cause the Fund to lose a portion of its principal investment and result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation, especially with respect to certain loans and asset-backed securities. The effect of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

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Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of strategies designed to gain exposure to, for example, issuers, portions of the yield curve, indices, sectors, currencies, and/or geographic regions, and/or to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case its use would involve leveraging risk, and in some cases, may subject the Fund to the potential for unlimited loss. The use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk and management risk, as well as risks arising from changes in margin requirements. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty. Therefore, it may not be possible for the Fund to modify, terminate, or offset its obligations or its exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. In such case, the Fund may lose money.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

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When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of the Fund’s derivative transactions and cause the Fund to lose value. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective.

Risks Specific to Certain Derivatives Used by the Fund

Swaps. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Credit Default Swaps. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

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Foreign Currency Risk. Fluctuations in currency exchange rates may adversely affect the value of the Fund’s investments in foreign securities as well as the value of the Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.

Foreign Securities and Emerging Markets Risk. The Fund’s investments in foreign securities involve risks relating to adverse political, social and economic developments abroad. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may also be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Foreign markets may offer less legal protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments. Emerging market countries entail greater investment risk than developed markets. Such risks could include government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.

General Market Risk. The Fund is subject to general market risk. General market risk is the risk that security market values may fluctuate; sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than its worth at an earlier time. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Investment Companies and Exchange-Traded Funds Risk. The risks associated with the Fund include the risks related to each investment company, including ETFs, in which the Fund invests. The Fund seeks to reduce the risk of your investment by diversifying among mutual funds that invest in stocks and among different fund managers. You still have, however, the risks of investing in various asset classes, such as market risks related to stocks as well as the risks of investing in a particular investment company, such as risks related to the particular investment management style and that the investment company may underperform other similarly managed funds. To the extent that an investment company actively trades its securities, the Fund will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. An investment in the Fund results in you incurring greater expenses than investing directly into the investment companies in which the Fund invests. There can be no assurance that any mutual fund, including another investment company, will achieve its investment objective.  To the extent that the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to its NAV. Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate. This could lead to a lack of market liquidity, thereby forcing the Fund to sell its shares in an underlying ETF for less than the shares’ NAV. Further, an ETF’s shares may be delisted from the securities exchange on which they trade. ETFs are also subject to the risks of the underlying securities or sectors the in which they invest. The price movement of an index-based ETF may not track the underlying index and may result in a loss.

Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act of 1940, as amended, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Liquidity Risk. Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones and if the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss.

Management Risk. Management risk describes the Fund’s ability to meet its investment objective based on the Adviser’s success or failure at implementing the investment strategies of the Fund. The value of your investment is subject to the effectiveness of the Adviser’s research, analysis and selection of portfolio securities, in addition to asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Privately Issued Mortgage-Related Securities Risk. There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.

Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Municipal Bond Risk. Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than its investments in other types of bonds. The secondary market for municipal bonds also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices.

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The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and a Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses.

A Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.

New Fund Risk. The Fund is new and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders. As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Preferred Securities Risk. In addition to many of the risks associated with both fixed income securities (e.g., interest rate risk and credit risk) and common shares or other equity securities (e.g., market risk, equity issuer risk), preferred securities are also subject to deferral risk. Preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for an extended period. Preferred securities also may contain provisions that allow an issuer, under certain conditions, to skip (in the case of noncumulative preferred securities) or defer (in the case of cumulative preferred securities), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions. Preferred stock in some instances is convertible into common shares or other securities.

Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return.

Preferred securities typically do not provide any voting rights, except in cases in which dividends are in arrears beyond a certain time period, which varies by issue. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be substantially less liquid than many other securities.

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U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Certain of the government agency securities the Fund may purchase are backed only by the credit of the issuer government agency and not by full faith and credit of the United States. In addition, securities of U.S. Government sponsored enterprises, instrumentalities and supranational entities are not guaranteed by the U.S. Government or backed by the full faith and credit of the United States. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.osterweis.com.

MANAGEMENT

Investment Adviser

Osterweis Capital Management, LLC is the investment adviser to the Fund and has provided investment advisory services to individual and institutional accounts since 1983. As of August 31, 2016, the Adviser had combined assets under management of approximately $7.1 billion.

The Adviser’s address is One Maritime Plaza, Suite 800, San Francisco, California 94111. The Adviser provides the Fund with advice on buying and selling securities. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays its Adviser a management fee payable monthly that is calculated based on its average daily net assets. The Adviser is entitled to receive management fees from the Fund of 0.45% of assets under management.

The Adviser has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) will not exceed 0.75% of the Fund’s average daily net assets. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser, and the Board approves such reimbursement in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. The Expense Cap is indefinite, but will remain in effect until at least December 31, 2018 for the Fund. The Expense Cap agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board.

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A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Adviser will be available in the Fund’s Annual Report to shareholders for the period ending March 31, 2017.

Portfolio Managers

The portfolio managers are responsible for the day-to-day management of the Fund as indicated below. Decisions regarding the Fund’s investments are made by the portfolio managers. The SAI provides additional information on the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
Eddy Vataru	Osterweis Total Return Fund (Portfolio Manager since inception 2016)
Mr. Eddy Vataru serves as Portfolio Manager for the Adviser and Osterweis Capital Management, Inc. (an affiliate of the Adviser). Prior to working at the Adviser, Mr. Vataru was the Managing Director, Senior Portfolio Manager at Incapture, LLC from 2013 to 2015. Before that, he was Director, Senior Portfolio Manager at Citadel, LLC from 2011 to 2012. He also served as Managing Director and  Head of U.S. Rates/Mortgages at BlackRock (formerly, Barclays Global Investors) from 2009 to 2011. Mr. Vataru graduated from California Institute of Technology (B.S. Chemistry & Economics) and Olin Business School at Washington University in St. Louis (MBA).

Scott Ulaszek	Osterweis Total Return Fund (Portfolio Manager since inception 2016)
Mr. Scott Ulaszek serves as Portfolio Manager for the Adviser and Osterweis Capital Management, Inc. (an affiliate of the Adviser). Prior to working at the Adviser, Mr. Ulaszek was the Managing Director, Senior Portfolio Manager at Citi Private Bank/Citi Investment Management from 2010 to 2015. Before that, he was a Risk Management Specialist, Investment Portfolio Management at the Federal Reserve Bank of Chicago from 2009 to 2010. He was also co-Head of Fixed Income Investments at Atlantic Trust/Stein Roe Investment Counsel. Mr. Ulaszek has a B.S in Mathematics from Illinois State University, MBA from the University of Chicago.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of the Fund are sold at net asset value per share (“NAV”). The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. The Fund’s share price is normally calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good order (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (“Transfer Agent”), or an authorized financial intermediary by the close of regular trading will be processed at that day’s NAV. Transaction orders received after that time will receive the next day’s NAV. The Fund’s NAV, however, may be calculated earlier if trading on the NYSE or other primary markets or exchanges is halted, restricted or as permitted by the SEC. The Fund does not process shareholder transactions or determine the NAV of its shares on weekends and certain national holidays. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. The net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

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How to Purchase Shares

To open an account with the Fund, you must make a minimum initial investment as indicated below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Regular Accounts	$5,000	$100
Automatic Investment Plan	$5,000	$100
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$1,500	$100

Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Osterweis Total Return Fund.” You may purchase shares by completing an account application. Your order will not be accepted until the completed account application is received by the Transfer Agent. Each initial purchase must be preceded by or accompanied by a completed account application. All investments must be made in U.S. dollars drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. In addition, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of Fund shares. The Fund is unable to accept post-dated checks or any conditional order or payment. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part. These minimums can be waived for intermediaries that allocate their clients to one or more of the Osterweis Funds via model portfolios. These minimums can also be changed or waived by the Adviser at any time.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. If a shareholder no longer resides in the United States, he or she may be subject to additional annual service fees.

USA PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply the Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Fund does not have a reasonable belief of the identity of a prospective shareholder, the account application will be rejected or the individual/entity will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

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By Mail. Initial Investment. If you are making an initial investment in the Fund, and wish to purchase shares by mail, simply complete and sign the account application and mail it with a check made payable to “Osterweis Funds, [Osterweis Total Return Fund]” to:

Regular Mail Osterweis Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Osterweis Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent Investment. If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to “Osterweis Funds, [Osterweis Total Return Fund]” in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from an investment confirmation, include your name, address and account number on a separate piece of paper.

By Wire. Initial Investment. If you are making your initial investment in the Fund, before you wire funds, please call the Transfer Agent at (866) 236-0050 to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed account application, the Transfer Agent will establish an account for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at (866) 236-0050 to advise of your wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund you are purchasing, your name and account number so that your wire can be correctly applied.

Subsequent Investment. If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, please call the Transfer Agent at (866) 236-0050 to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA Routing #075000022
Credit: U.S. Bancorp Fund Services, LLC
DDA #112-952-137
Further Credit:   Osterweis Funds, [Osterweis Total Return Fund]
(shareholder name and account number)

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Wired funds must be received prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, to be eligible for same day pricing. Neither the Fund nor U.S. Bank N.A, the Fund’s custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at (866) 236-0050.

By Telephone. Subsequent Investment. After your account has been established for fifteen (15) days, investors may purchase additional shares of the Fund, by calling the Transfer Agent at (866) 236-0050. You are automatically granted telephone purchase privileges unless you decline this privilege on the account application. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase order must be a minimum of $100. Your shares will be purchased at the NAV calculated on the day of your purchase order, provided that your order is received prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time. For security reasons, requests by telephone may be recorded.

Through the Internet. Subsequent Investment. After your account is established, you may set up a personal identification number (“PIN”) by visiting www.osterweis.com and clicking on the mutual funds login link. This will enable you to purchase shares by having the purchase amount deducted from the bank account on record with the Transfer Agent by electronic funds transfer via the ACH network. Please make sure that your fund account is set up with bank account instructions and that your bank is an ACH member. You will have the option of setting up internet options on your account unless you decline the telephone purchase privileges on the account application.

Through a Financial Intermediary. You may buy shares of the Fund through certain brokers and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. When you place your order with such Financial Intermediaries, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. The Financial Intermediary holds your shares in an omnibus account in the Financial Intermediary’s name, and the Financial Intermediary maintains your individual ownership records. The Fund may pay the Financial Intermediary for maintaining these records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for processing your order correctly and promptly with the Fund, forwarding payment promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus. If you transmit your order to these Financial Intermediaries before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan. For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial minimum investment, you authorize the Fund to withdraw automatically from your personal checking account, on a monthly or quarterly basis, the amount that you wish to invest, with a minimum investment of $100. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. If you wish to enroll in the AIP, please complete the “Automatic Investment Plan” section in the account application or call the Transfer Agent at (866) 236-0050. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date of the next transaction. A fee will be charged if your bank does not honor the AIP draft for any reason.

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The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call the Transfer Agent at (866) 236-0050 for additional information regarding the Fund’s AIP.

Retirement Plans. You may invest in the Fund by establishing a tax-sheltered IRA. The Fund offers Traditional, Roth, SIMPLE and SEP-IRAs. For details concerning retirement accounts (including service fees), please call the Transfer Agent at (866) 236-0050. If you wish to open a Section 403(b) or other retirement plan, please contact your plan administrator.

How to Sell Shares

In general, orders to sell or “redeem” your Fund shares may be placed either directly with the Transfer Agent or with your Financial Intermediary. You may redeem part or all of your shares at the next determined NAV after the Fund receives your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail. You may redeem your shares by sending a written request to the Fund or the Transfer Agent. Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration and should include signature guarantee(s), if applicable. Redemption requests will not become effective until all documents have been received in good order by the Fund or the Transfer Agent. “Good order” means your redemption request includes:  (1) the name of the Fund, (2) the dollar amount of shares to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Fund or the Transfer Agent for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redemption requests in writing should be sent to:

Regular Mail Osterweis Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Osterweis Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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Redemption proceeds will be sent on the next business day by check to the address that appears on the Transfer Agent’s records, by electronic funds transfer or by federal wire.

By Telephone or Internet. Unless you decline the “Telephone Redemption Privileges” portion of the account application, for non-retirement accounts you can also redeem shares by calling the Transfer Agent at (866) 236-0050 or through the Internet before the close of trading on the NYSE, by 4:00 p.m., Eastern time. You may redeem your shares and have proceeds sent by check to your address of record, by electronic funds transfer via the ACH network to a properly authorized bank account or sent by federal wire to your designated bank account. There is no charge to have proceeds sent by electronic funds transfer. However, proceeds usually arrive at your bank two days after we process your redemption. In the case of complete redemptions or partial share-specific redemptions, a wire fee of $15.00 will be deducted from your redemption proceeds. In the case of partial dollar-specific redemptions, a wire fee of $15.00 will be deducted from the remaining account balance. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request, you wish to redeem shares in excess of $100,000 or you have a retirement account. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. You may make your redemption request in writing.

In order to redeem your shares through the Internet, your account number and PIN are required. Redemption proceeds will only be sent by check to a shareholder’s address of record or via electronic funds transfer through the ACH network to the bank account shown on the Transfer Agent’s records.

Prior to executing instructions received to redeem shares by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Once a telephone or Internet transaction has been placed, it cannot be canceled or modified. The Fund may terminate or modify these privileges at any time upon at least 60 days’ written notice to shareholders.

Through a Financial Intermediary. You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds. Orders will be processed at the NAV next effective after receipt of the order by your Financial Intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program (“SWP”). Under the SWP, shareholders or their Financial Intermediaries may request that a predetermined amount be sent to them on a monthly or quarterly basis. To participate in the SWP, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each month or quarter is $100. If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated or modified by the Fund at any time. Any shareholder request to change or terminate a SWP should be communicated in writing or by telephone to the Transfer Agent no later than five business days prior to the next scheduled withdrawal.

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A withdrawal under the SWP involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. For information on establishing a SWP, please call the Transfer Agent at (866) 236-0050.

Exchange Privilege

Shareholders of record, including financial institutions and intermediaries, may exchange shares of the Fund for shares of another Osterweis Fund by calling the Transfer Agent at (866) 236-0050 on any day the NYSE is open. This exchange privilege may be terminated or modified by the Fund at any time upon a 60-day notice to shareholders. Internet exchange privileges automatically apply to each shareholder who holds telephone exchange privileges. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, an exchange is a taxable transaction on which short-term or long-term capital gain or loss generally will be recognized. An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV. The Fund reserves the right to refuse any exchange that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in, or has a history of, excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

Because excessive trading can hurt the Fund’s performance and shareholders, the Fund reserves the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange that would not be, in the judgment of the Fund, in the best interest of the Fund or its shareholders.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds

Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. Furthermore, there are certain times when you may be unable to sell the Fund’s shares or receive proceeds. Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Redemption requests will be sent to the address of record. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

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Low Balance Accounts

The Fund may redeem the shares in your account if the value of your account is less than $1,500 as a result of redemptions you have made. This does not apply to Uniform Gifts to Minors Act or Uniform Transfers to Minors Act (“UGMA/UTMA”) accounts or retirement plan accounts. You will be notified that the value of your account is less than $1,500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,500 before the Fund takes any action.

Redemption In-Kind

The Fund reserves the right, at its discretion, to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is a taxable event for you.

Signature Guarantees

A signature guarantee may be required for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Stamp (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	Any request to change ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within 15 calendar days of the redemption request; and

•	For all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances. The Adviser also reserves the right to waive the signature guarantee requirement based upon the circumstances.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Householding

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and annual and semi-annual reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same household or entity. If you would like to discontinue householding for your accounts, please call the Transfer Agent toll-free at (866) 236-0050 to request individual copies of these documents. We will begin sending individual copies 30 days after receiving your request to stop householding. This policy does not apply to account statements.

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Unclaimed Property/Lost Shareholder

It is important that the Fund maintain a correct address for each investor who owns shares directly with the Fund. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, a Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at (866) 236-0050 at least annually to ensure your account remains in active status.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board has adopted a policy regarding excessive trading. The Fund discourages excessive, short-term trading and other abusive trading practices. The Fund may use a variety of techniques to detect and discourage abusive trading practices. These steps may include, among other things, monitoring trading activity and using fair value pricing, under procedures as adopted by the Board, when the Adviser determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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SERVICE FEES

The Fund may pay service fees to Financial Intermediaries, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and distributions from net profits from the sale of securities are distributed at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Fund pays dividends at least monthly and will make distributions of capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. Distributions will be taxable whether received in cash or reinvested in additional shares. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution, or call the Transfer Agent at (866) 236-0050. If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver your check or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI. One of these requirements is the asset diversification test. Under this test, there is a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets be invested in the securities of one or more qualified publicly traded partnerships, which include qualified MLPs. If, in any year, the Fund fails to qualify as a RIC, the Fund would be taxed as an ordinary corporation.

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The Fund intends to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through an unleveraged qualified retirement plan), as either ordinary income or capital gains. Dividends are taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November or December but paid in the following January to shareholders of record on a specified date in such a month, are taxable as if they were paid in the prior December.

If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase and sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare surtax of 3.8% on net investment income, which includes dividends and capital gains from the Fund.

Additional information related to the tax consequences of an investment in the Fund can be found in the Statement of Additional Information. Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since its commencement of operations. However, because the Fund was recently created, it does not have a financial performance record.

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility and require third parties to treat your non-public information with the same high degree of confidentially. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
OSTERWEIS CAPITAL MANAGEMENT, LLC
One Maritime Plaza, Suite 800
San Francisco, CA 94111

Distributor
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK NATIONAL ASSOCIATION
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 236-0050

Symbol
Osterweis Total Return Fund – OSTRX

CUSIP
Osterweis Total Return Fund – 74316P736

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OSTERWEIS TOTAL RETURN FUND

Investors may find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”): The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its first fiscal year.

You can obtain free copies of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:

Osterweis Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 236-0050 toll-free

You may review and copy information including the Fund’s reports and SAI at the Public Reference Room of the SEC, 100 “F” Street, N.E. Washington, D.C. 20549-1520. You may obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	Free of charge from the Fund’s Internet web site at www.osterweis.com; or

•	For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-1520; or

•	For a fee, by e-mail request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

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STATEMENT OF ADDITIONAL INFORMATION
December 27, 2016

OSTERWEIS TOTAL RETURN FUND – OSTRX

One Maritime Plaza, Suite 800
San Francisco, California 94111
(866) 236-0050 toll free or (415) 434-4441

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated December 27, 2016, as may be revised, of the Osterweis Total Return Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”). Osterweis Capital Management, LLC is the investment adviser to the Fund. The investment adviser will be referred to in this SAI as the “Adviser.” A copy of the Prospectus is available by calling either of the numbers listed above.

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THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company. Prior to May 1991, the Trust was known as the Avondale Investment Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund commenced operations as a mutual fund on December 30, 2016.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust, with the exception of the other Osterweis Funds, which are offered in a separate prospectus and SAI. The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The Fund is diversified, which means that for 75% of the Fund’s total assets, the Fund may not invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the outstanding voting shares of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.

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The following information supplements the discussion of the Fund’s investment objective and policies as set forth in its Prospectus. The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Government Intervention In Financial Markets Risk

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Equity Securities

The Fund may invest in equity securities consistent with the Fund’s investment objective and strategies. Common stocks, preferred stocks and convertible securities are examples of equity securities.

Table of Contents - Statement of Additional Information

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies. Such companies have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines or services, markets or financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, as compared to larger-sized companies, the performance of smaller-sized companies can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Larger more established companies, on the other hand, may be unable to respond as quickly as small- or medium-sized companies to new competitive challenges, such as changes in technology and consumer tastes. As a result, they may not be able to attain the high growth rate that successful smaller companies enjoy, especially during extended periods of economic expansion.

Common Stock

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of that company’s common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

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Trust Preferred Securities

Trust Preferred securities are quasi debt and equity securities issued primarily by financial institutions and utility companies. The securities usually have call protection for a certain period of years and also contain interest deferral features for the issuer.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Warrants

The Fund may invest in warrants. A warrant, which is issued by the underlying issuer, gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act. The Fund may enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities would generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

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Reverse Repurchase Agreements

Although the Fund has no current intention to do so, the Fund may also enter into reverse repurchase agreements. The Fund may invest up to one-third (1/3) of its assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Fund’s custodian. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities. During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor and are considered borrowings for the purpose of the Fund’s limitation on borrowing. Reverse repurchase agreements are considered to be borrowing under the 1940 Act.

Borrowing

The 1940 Act permits a portfolio to borrow money in amounts of up to one-third (1/3) of the Fund’s total assets from banks for any purchase, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purchases. To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s totals assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase the Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period. Currently, the Fund does not contemplate borrowing money for investment purposes. The Fund’s Investment Restriction regarding borrowing will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Reverse repurchase agreements may be considered to be a type of borrowing. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy. Such trading practices may include futures, options on futures, forward contracts and other derivative instruments.

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The 1940 Act prohibits the Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third (1/3) of the Fund’s total assets for any purpose. The Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by the Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of the Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased. Certain widely used investment practices that involve a commitment by the Fund to deliver money or securities in liquid securities in an amount necessary to pay the obligation or the Fund holds an offsetting commitment from another party. These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts. The Fund’s policy on borrowing will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin. The Fund will reduce its borrowing amount within three days, if that Fund’s asset coverage falls below the amount required by the 1940 Act.

When-Issued Securities

The Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to such Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, such Fund would earn no income; however, it is the Fund’s intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that their net asset value or income will be adversely affected by their purchase of securities on a when-issued basis. The Fund’s custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid and Restricted Securities

As a non-principal strategy, the Fund may hold up to 15% of its net assets in securities that are illiquid.  The Adviser will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.

There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

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Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

Limitations on the resale of illiquid and/or restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of illiquid and/or restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Foreign Securities

The Osterweis Total Return Fund may invest up to 20% of its total assets in securities of foreign issuers, including depositary receipts.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Among the means through which the Fund may invest in foreign securities is the purchase of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European or other foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Fund’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.

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Risks of Investing in Foreign Securities. Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary and fiscal policies (such as the adoption of protectionist trade measures) possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes. Such taxes are not expected to be offset by credits or deductions available to shareholders in the Fund under U.S. tax law, and thus will likely reduce the net return to the Fund’s shareholders.

To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

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Brexit. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union ("EU"), which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is expected that the United Kingdom's exit from the EU will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, and countries whose economies rely on international trade. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. These developments could have a material adverse effect on the secondary market for securities in which the Fund invests and could result in significantly reduced liquidity.

Options and Futures Transactions

To the extent consistent with its investment objective and policies, the Fund may purchase and write call and put options on securities, securities indices and on foreign currencies and enter into futures contracts and use options on futures contracts.

Transactions in options on securities and on indices involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, such Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by such Fund, movements in the index may result in a loss to such Fund; such losses may be mitigated or exacerbated by changes in the value of the Fund’s securities during the period the option was outstanding.

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Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund’s position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Fund will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover their obligations under options and futures contracts to avoid leveraging.

Forward Commitments and Dollar Rolls. The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (“TBA”) purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

The Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The Fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the Fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase the Fund’s risk and volatility.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Fund may be adversely affected.

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Swap Contracts.

A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. If a Fund writes swaps, it will segregate the full notional amount to cover the obligation. Payments received by the Fund from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well established and relatively liquid.

Swaps are subject to a number of risks, including management risk, liquidity risk and the credit risk of the counterparty to the swaps contract.  Since their value is calculated and derived from the value of other assets instruments or references, there is greater risk that the swap contract will be improperly valued.  Valuation, although based on current market pricing data, is typically done by the counterparty to the swap contract.  Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.  Also suitable swaps transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  If the counterparty to the swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, the Fund could lose money on its investment.  Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that the Fund may be prevented from selling particular securities at the price at which the Fund values them.  The Fund is subject to liquidity risk, particularly with respect to the use of swaps.

Management Risk. As noted above, the Adviser may also fail to use swaps effectively. For example, the Adviser may choose to hedge or not to hedge at inopportune times. This will adversely affect the Fund’s performance.

Exclusion from Definition of Commodity Pool Operator

Pursuant to amendments by the Commodity Futures Trading Commission to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser will take all necessary regulatory action, including filing a notice of exemption from registration as a “commodity pool operator” with respect to the Fund, prior to the execution of any transactions involving futures. Upon filing a notice of exemption, the Fund and the Adviser would not be subject to registration or regulation as a commodity pool operator under the CEA. In order to claim the Rule 4.5 exemption, the Fund will be significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).

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Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase A1 or A2 by S&P®, “P-1” or “P-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

Other Investment Companies

The Fund may invest its assets in the securities of other registered investment companies, including exchange-traded funds and money market mutual funds, subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

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Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Fund to invest those other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enters into an agreement with those other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

Exchange-Traded Funds

As stated above, the Fund may invest in exchange traded funds (“ETFs”).  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and may be actively managed or index-based. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs that focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV. Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

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To the extent the Fund invests in inverse and/or leveraged ETFs, it could be subject to the following additional risks in addition to those listed above: derivatives risk; leveraging risk; swap counterparty credit risk; tracking error risk and trading risk. For the Osterweis Institutional Equity Fund, ETFs may be used to gain exposure to the equity markets for uninvested cash balances. It is not intended that the Fund would use ETFs for leverage. Increased brokerage fees related to the use of ETFs will not be reflected in the Fund’s Fees and Expenses table in the Prospectus and the Fund’s portfolio turnover rate would be understated as a result since these types of trades are carved out of the portfolio turnover calculation.

Securities Lending

The Fund reserves the right, pending receipt of Board approval, to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral (which may include cash, U.S. government or agency securities or irrevocable bank letters of credit) from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third (1/3) of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Special Risks Related to Cyber Security

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

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INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

1.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.	Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets.

3.	Purchase securities on margin, participate on a joint basis or joint and several basis in any securities trading account or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.	Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the Prospectus and in this Statement of Additional Information).

5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of industries.

6.	Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

7.	Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. government, its agencies or instrumentalities, provided that up to 25% of the value of its assets may be invested without regard to this limitation.

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8.	Borrow money, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing and certain other leveraging transactions. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

With respect to the fundamental policy relating to concentration set in (5) above, the Fund does not consider a sector to be an industry.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the respective Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions.”

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Adviser’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”). The Adviser and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, distributor or any other affiliated person of the Fund. After due consideration, the Adviser and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act) and (3) by considering to approve any amendment to these Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

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Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund discloses their calendar quarter-end portfolio holdings on their website at www.osterweis.com within 10 business days of each calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website. In addition, the Fund may provide their complete portfolio holdings at the same time that they are filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Adviser, Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website. Shareholders can access the Fund’s website at www.osterweis.com for additional information about the Fund, including, without limitation, the periodic disclosure of their portfolio holdings.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address and Age	Position(s) with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	6	Director, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc. (international consumer products conglomerate.)	6	The Dana Foundation; The University of Virginia Law School Foundation.

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Name, Address and Age	Position(s) with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Eric W. Falkeis (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	Chief Operating Officer, Direxion Funds since 2013; formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC from 1997 to 2013.	6	Interested Trustee, Direxion Funds Trust, Direxion ETF Trust and Direxion Variable Trust.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	6	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	6	Independent Trustee, AMG Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Aaron J. Perkovich (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since May 2014.	Vice President, U.S. Bancorp Fund Services, LLC, since June 2006.	Not Applicable.	Not Applicable.

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Name, Address and Age	Position(s) with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
James Matel (born 1971) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since June 2006.	Vice President (and other positions), U.S. Bancorp Fund Services, LLC since July 1995.	Not Applicable.	Not Applicable.
Melissa Breitzman (born 1983) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Officer, U.S. Bancorp Fund Services, LLC since June 2005.	Not Applicable.	Not Applicable.
Craig Benton (born 1985) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Assistant Vice President, U.S. Bancorp Fund Services, LLC since November 2007.	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer (and other positions), U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Osterweis Funds. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, with the exception of the other Osterweis Funds.

Additional Information Concerning the Board of Trustees

The Role of the Board
The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
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Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees: a Nominating Committee; an Audit Committee and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” All of the Trustees are Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of the Independent Trustees. The Chairman of the Board is an Independent Trustee. The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

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In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as a member of the Board of Governors of the Investment Company Institute and its Executive Committee. She is also a member of the Independent Directors Council and has served two terms as its Chairman. She has executive experience as the President (retired) of Talon Industries, Inc. (a business consulting company) and through her former positions as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm). Ms. Berry also has board experience with another investment management company. Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations. Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his position as Chief Operating Officer of the Direxion Funds and the Direxion Exchange Traded Funds. Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems). Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission. Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has three standing committees: the Nominating Committee and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust no later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust and is overseen by the Trustees. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

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Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2015.

Name	Osterweis Total Return Fund	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$50,001-$100,000
Wallace L. Cook	None	Over $100,000
Eric W. Falkeis	None	$10,001-$50,000
Carl A. Froebel	None	$10,001-$50,000
Steven J. Paggioli	None	Over $100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Adviser, the Fund’s principal underwriter or any of its affiliates.

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Compensation

Independent Trustees each receive an annual retainer of $125,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $20,000, also allocated among each of the various portfolios comprising the Trust. All Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees, depending on the length of the meeting and whether in-person attendance is required. All Trustees are reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the estimated rate of compensation to be received by the following Independent Trustees from the Fund for the fiscal year ending March 31, 2017.

Name of Person/Position	Osterweis Total Return Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$1,394	None	None	$18,309
Wallace L. Cook, Trustee	$1,060	None	None	$16,643
Eric W. Falkeis, Trustee	$1,060	None	None	$16,643
Carl A. Froebel, Trustee	$1,060	None	None	$16,643
Steve J. Paggioli, Trustee	$1,060	None	None	$16,643
(1)	There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Osterweis Funds. For the fiscal year ending March 31, 2017, Trustees’ fees and expenses estimated in the amount of $322,500 are anticipated to be incurred by the Trust.

Codes of Ethics

The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of these entities to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies (as defined below) and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. The Adviser has also adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxies voting decisions be made in the best interest of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund. The Adviser utilizes the services of Institutional Shareholder Services (“ISS”) to develop proxy voting guidelines and to track and vote proxies.

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Although many proxy proposals can be voted in accordance with the Adviser’s Proxy Policies, some proposals will require special consideration, and the Adviser will make a decision on a case-by-case basis in these situations.

In the event a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict as follows:

•	To the extent the matter is specifically covered by the Adviser’s Proxy Policies, ISS will have voted the proxies automatically, or;
•	To the extent the Adviser is making a case-by-case determination under the proxy voting guidelines, the Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser will either abstain from voting the proxy or allow ISS’ recommendations (if available) to determine the vote.

The Trust will file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31st of each year. Form N‑PX for the Fund will be available without charge, upon request, by calling toll-free (866) 236-0050 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

As of December 30, 2016, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

THE FUND’S INVESTMENT ADVISER

Investment advisory services are provided to the Fund by Osterweis Capital Management, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser’s address is One Maritime Plaza, Suite 800, San Francisco, California 94111. As compensation, the Fund pays the Adviser at an annual rate of 0.45% on assets under management. There are no control persons of the Adviser.  Further, the Fund does not have any affiliated persons who are also affiliated persons of the Adviser.

After the initial two-year period, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund) and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon 60 days’ written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

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With respect to the Fund, the Adviser has contractually agreed to reduce fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least December 30, 2017 for the Fund, and may continue thereafter for an indefinite period, as determined by the Board. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

PORTFOLIO MANAGERS

              Eddy Vataru and Scott Ulaszek are responsible for the day-to-day management of the Fund. The following provides information regarding other accounts managed by the portfolio managers as of June 30, 2016. Asset amounts are approximate and have been rounded.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Individual compensation has been structured to promote a focus on the long-term, rather than the short-term and to align the portfolio manager’s interests with those of fund shareholders. Investment professionals are compensated with a base salary, year-end bonuses, and equity. Bonuses are awarded on a discretionary basis to reflect a professional’s recent job performance and the overall health of the firm. Equity is awarded based on each professional’s contribution to long-term performance. Compensation is not specifically based on assets under management.

The portfolio managers’ compensation is a fixed salary that is determined after considering appropriate industry standards. Their salary is not based on the performance of the Fund or the Fund’s overall net assets. The portfolio managers receive discretionary bonuses that are not fixed. The discretionary bonus is determined by a subjective evaluation of, for example but without limitation to, the contribution to the performance of the Fund and other accounts that they may manage, their contributions to the quality of research and investment ideas generated by the Adviser, and the overall financial condition of the Adviser. They also participate in a retirement plan.

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. A portfolio manager may be presented with potential conflicts of interests in the allocation of investment opportunities, the allocation of his time and investment ideas and the allocation of aggregated orders among the Fund’s accounts and other accounts managed by the portfolio manager, including among any affiliated client accounts, any accounts in which the portfolio manager may have personal investments.

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The Adviser believes such inherent conflicts of interest in managing accounts for various clients are controlled and mitigated by the Adviser’s Trade Allocation Policy, Code of Ethics and other compliance policies and procedures to which the portfolio managers are subject.

Portfolio Managers’ Ownership in the Fund: As the Fund had not commenced operations as of the date of this SAI, the portfolio managers did not own any shares of the Fund.

SERVICE PROVIDERS

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Fund. USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets. USBFS also is entitled to certain out-of-pocket expenses. USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, USBFS provides Chief Compliance Officer (“CCO”) services to the Trust under a separate agreement. The cost of the CCO’s services is charged to the Fund and approved by the Board annually.

Custodian

U.S. Bank National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

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Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of equity securities will generally be executed with a broker on an agency basis.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters often act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers usually include a spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to the dealer(s) or underwriter(s) that have provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. Additionally, in accordance with procedures adopted by the Trust, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

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Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between such Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

The Fund does not own securities of its regular broker dealers.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is normally determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

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Securities primarily traded on U.S. national or foreign securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued by using the evaluated mean price supplied by an approved pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

The public offering price of Fund shares is its NAV. Shares are purchased at the public offering price next determined after USBFS receives your order in proper form as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Financial Intermediaries may have different investment minimum requirements than those outlined in the Prospectus. Additionally, Financial Intermediaries may aggregate multiple customer accounts to accumulate the requisite initial investment minimum. Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Fund. The Trust has granted limited authority to the Adviser to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

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Automatic Investment Plan

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the AIP are paid by the applicable Fund. The market value of the Fund’s shares is subject to fluctuation. Prior to participating in the AIP, the investor should note that the AIP does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by USBFS of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone and Internet Redemptions

Non retirement account shareholders with telephone and internet transactions privileges established on their account may redeem Fund shares by telephone or internet. Upon receipt of any instructions or inquiry by telephone or internet from a person claiming to be the shareholder, the Fund or its authorized agent may carry out the instructions and/or respond to the inquiry, consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine. If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact USBFS.

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During periods of unusual market changes and shareholder activity, you may experience delays in contacting USBFS by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus or contact your investment representative. Telephone redemption privileges may be modified or terminated without notice.

Redemptions In-Kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution-in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash. Distributions in-kind are taxable events for shareholders.

The Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income are generally made monthly and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the twelve months ended October 31 of each year will also be distributed by December 31 of each year.

In February of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions made during the previous year. The form and character of each distribution will be specified by the Fund in a notice to shareholders.

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Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions. The Fund intends to conduct its operations such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders. It is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise tax based on net income. However, the Fund can give no assurance that its distributions will be sufficient to eliminate all taxes in every year. To avoid the non‑deductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund has paid no federal income tax.

If the Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund also must satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends-paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

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Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. The Fund may make taxable distributions to shareholders even during periods in which the share price has declined. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible under current law for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by an individual investor are held fewer than 61 days, or if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.  Shareholders who acquired their shares in the Fund in the tax-free conversion will have a holding period in their Fund shares that is the same as the holding period of the portfolio securities that were transferred to the Fund in such conversion.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax (currently at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number. Backup withholding is not an additional tax and any amounts withheld may be credited to a taxpayer’s ultimate U.S. federal income tax liability if proper documentation is supplied.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare surtax of 3.8%. The Medicare surtax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.

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Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on the Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) if the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required: (i) generally with respect to distributions from the Fund; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

The foregoing discussion of federal tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The Fund does not base its investment decisions primarily on tax considerations. The foregoing discussion represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. The Fund does not plan to seek a ruling from the IRS or an opinion of counsel with respect to any tax matters. Each prospective investor should consult his or her own tax adviser to determine the correct application of tax law and practice in his or her own particular circumstances.

The advice herein was prepared for the Fund. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax adviser.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as principal underwriter and distributor for shares of the Fund in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement between the Fund and Quasar, Quasar provides certain administration services and promotes and arranges for the sale of the Fund’s shares. Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of FINRA.

After the initial two-year period, the distribution agreement continues in effect for periods not exceeding one year if approved at least annually by (i) the Board or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by the parties thereto upon 60 days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

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Sub-Accounting Service Fees

In addition to the fees that the Fund may pay to its Transfer Agent, the Board has authorized the Fund to pay service fees, at the annual rate of up to 0.10% of applicable average net assets or $35 per account, to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents.  Any sub-accounting fees paid by the Fund are included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments

Payments may be made by the Adviser to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives. The Adviser may make cash payments to Financial Intermediaries for providing shareholder servicing, marketing and support and/or access to sales meetings, sale representatives and management representatives of the Financial Intermediaries. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Fund’s shareholders. The Fund’s Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

The Adviser has agreements with a number of firms to pay such Support Payments, which are structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a per account flat fee.

Entertainment, Conferences and Events

The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser may pay for exhibit space or sponsorships at regional or national events of financial intermediaries.

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The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sales of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to mutual funds.

FINANCIAL STATEMENTS

Because the Fund has not commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Fund’s independent public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

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“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

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“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

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“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

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“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

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Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

h	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

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VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

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PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)
Investment Advisory Agreement dated December 7, 2007, between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

1

(vi)(B)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(vii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(viii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(viii)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 14, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(ix)
Investment Advisory Agreement dated April 2, 2015, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 624 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2015.

(x)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xii)(A)
Amendment to Schedule A of the Investment Advisory Agreement dated August 14, 2012, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(xiii)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiv)
Investment Advisory Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xv)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

2

(xv)(A)
Amended Schedule A dated May 23, 2016 to the Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xvi)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xvi)(A)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xvii)
Investment Advisory Agreement between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xviii)
Investment Advisory Agreement dated February 27, 2015, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xix)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xx)
Investment Advisory Agreement dated July 29, 2015, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

3

(iii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Fund and the Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iii)(C)
Third Amendment dated November 15, 2016, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(iv)
Distribution Agreement dated January 10, 2007, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(vi)(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on December 13, 2013.

(vii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

4

(ix)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(x)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(x)(A)
First Amendment dated May 24, 2016 to the Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xi)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xii)
Distribution Agreement dated February 27, 2015, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xiii)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xiv)
Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund, Hodges Small-Mid Cap Fund, Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(iv)
Amendment to the Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

5

(vi)
Amendment to the Custody Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(vii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(viii)
Amended Exhibit O to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(ix)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)(B)
Amendment to the Custody Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(x)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xi)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xii)
Amendment to the Custody Agreement dated February 27, 2015, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xiii)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xiv)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(xv)
Amendment to the Custody Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16 2006.

(i)(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

6

(i)(B)
Amendment to the Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(i)(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(i)(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(F)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(i)(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(G)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(i)(H)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(I)
Amendment to the Fund Administration Servicing Agreement dated February 27, 2015, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(i)(J)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(i)(K)
Amendment to the Fund Administration Servicing Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(i)(L)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(i)(M)
Amendment to the Fund Administration Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

7

(ii)(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, the Hodges Blue Chip Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(ii)(B)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ii)(C)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016

(ii)(D)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(G)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(ii)(K)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

8

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)(B)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iii)(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(iii)(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(G)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

9

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(A)(1)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(iv)(B)
Operating Expenses Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(iv)(B)(1)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(3)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(4)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Funds is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iv)(B)(5)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(iv)(C)
Operating Expenses Limitation Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(iv)(C)(1)
Amendment to Appendix A dated November 14, 2016 of the Operating Expenses Limitation Agreement dated January 1, 2016 between the Trust, on behalf of the Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

10

(iv)(D)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(E)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(F)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(F)(1)
Amendment to Appendix A dated August 14, 2012 of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(G)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(G)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(H)
Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iv)(H)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(iv)(I)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(I)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(I)(2)
Amended Appendix A dated June 29, 2016 of the Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iv)(I)(3)
Amended Appendix A dated June 29, 2016 of the Shareholder Servicing Plan adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

11

(iv)(J)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(J)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 660 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(iv)(J)(2)
Operating Expenses Limitation Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(iv)(K)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(L)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund, dated February 27, 2015 is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on February 27, 2015.

(iv)(M)
Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(M)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(iv)(M)(2)
Appendix A to Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital Funds is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(iv)(N)
Operating Expenses Limitation Agreement dated July 29, 2015, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iv)(N)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(ii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

12

(iii)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iv)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(v)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(vi)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(vii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(viii)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ix)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ix)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(x)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

13

(x)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(x)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(x)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xi)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xi)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xii)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xii)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xii)(B)
Opinion of Counsel dated June 29, 2016, by Sullivan & Worcester LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xii)(C)
Consent of Counsel dated June 29, 2016, by Schiff Hardin LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xiii)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xiii)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xiv)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiv)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xv)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xv)(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

14

(xvi)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xvi)(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xvii)
Opinion of Counsel dated December 31, 2013, by Sullivan & Worcester LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xvii)(A)
Consent of Counsel dated December 31, 2013, by Paul Hastings LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xviii)
Opinion of Counsel dated July 29, 2015 by Sullivan & Worcester LLP for the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xviii)(A)
Consent of Counsel dated July 29, 2015 by Paul Hastings LLP for the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xix)
Opinion of Counsel dated November 28, 2016 by Sullivan & Worcester LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(xix)(A)
Consent of Counsel dated November 28, 2016 by Schiff Hardin LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

	(xx)	Opinion of Counsel dated December 20, 2016 by Sullivan & Worcester LLP for the Osterweis Total Return Fund – filed herewith.
	(xx)(A)	Consent of Counsel dated December 20, 2016 by Schiff Hardin LLP for the Osterweis Total Return Fund – filed herewith.
(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – not applicable.
(ii)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(iii)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(iv)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(v)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(vi)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

15

(vii)
Power of Attorney for Aaron J. Perkovich dated November 14, 2016 is herein incorporated by reference from Post-Effective Amendment No. 687 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on November 18, 2016.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on August 14, 2012, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vi)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on May 23, 2016, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Rule 18f-3 Plan dated August 3, 2009, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

16

(iv)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Rule 18f-3 Plan dated March 12, 2012 and revised on May 23, 2016, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(vi)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(vii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 18f-3 Plan dated November 12, 2013, revised February 27, 2015 adopted by the Trust on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(ix)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 640 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2015.

(ii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 639 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on July 24, 2015.

(iii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 674 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iv)
Code of Ethics for Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 685 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2016.

(v)
Code of Ethics for Tygh Capital Management, Inc. dated August 2015 is herein incorporated by reference from Post-Effective Amendment No. 657 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2016.

(vi)
Code of Ethics for St. Denis J. Villere & Company, LLC (revised 2014) is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(vii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 671 to the Trust’s Registration Statement on Form N-1A filed with the SEC on April 29, 2016.

(viii)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)
Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014 is herein incorporated by reference from Post-Effective Amendment No. 595 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 21, 2014.

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(x)
Revised Code of Ethics for Boston Common Asset Management, LLC dated September 2015 is herein incorporated by reference from Post-Effective Amendment No. 656 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 28, 2016.

(xi)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 25, 2014.

(xii)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xiii)
Revised Code of Ethics for Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xiv)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(xv)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xvi)
Code of Ethics for Otter Creek Management, Inc. and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 661 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(xvii)
Code of Ethics for BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xviii)
Code of Ethics for Trillium Asset Management, LLC – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

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Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	LKCM Funds
Allied Asset Advisors Funds	LoCorr Investment Trust
Alpha Architect ETF Trust	Lord Asset Management Trust
Alpine Equity Trust	MainGate Trust
Alpine Income Trust	Managed Portfolio Series
Alpine Series Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBC Funds Trust
FactorShares Trust	Series Portfolio Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
GoodHaven Funds Trust	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	Wall Street EWM Funds Trust
Hennessy Funds Trust	Westchester Capital Funds
Horizon Funds	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	YCG Funds
Intrepid Capital Management Funds Trust
IronBridge Funds, Inc.
Jacob Funds, Inc.

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(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Principal Underwriter of BP Capital Funds:

(a) With respect to the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AdvisorShares Trust	American Beacon Funds
American Beacon Select Funds	Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
Bridgeway Funds, Inc.	Broadmark Funds
Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust	Direxion Shares ETF Trust
Exchange Traded Concepts Trust II	FlexShares Trust
Forum Funds	Forum Funds II
FQF Trust	FSI Low Beta Absolute Return Fund
Gottex Multi-Alternatives Fund - I	Gottex Multi-Alternatives Fund - II
Gottex Multi-Asset Endowment Fund - I	Gottex Multi-Asset Endowment Fund – II
Gottex Trust	Henderson Global Funds
Infinity Core Alternative Fund	Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
Manor Investment Funds	Nomura Partners Funds, Inc.
Outlook Funds Trust	Performance Trust Mutual Funds, Series of Trust for Professional Managers
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Pine Grove Alternative Fund	Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.	PMC Funds, Series of Trust for Professional Managers
Precidian ETFs Trust	Quaker Investment Trust
Renaissance Capital Greenwich Funds	RevenueShares ETF Trust
Salient MF Trust	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
Sound Shore Fund, Inc.	Steben Select Multi-Strategy Fund
The Roxbury Funds	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
Turner Funds	Wintergreen Fund, Inc.

(b) The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c) Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
21

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
With respect to BP Capital TwinLine Energy Fund and BP Capital TwinLine MLP Fund	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
BP Capital Fund Advisors, LLC 817 Preston Road, Suite 260 Dallas, Texas 75225
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Management, Inc. 222 Lakeview Avenue, Suite 1100 West Palm Beach, Florida 33401
Trillium Asset Management, LLC Two Financial Center 60 South Street, Suite 1100 Boston, Massachusetts 02111
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Item 34.  Management Services

Not applicable.

Table of Contents - Statement of Additional Information
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Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 692 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 692 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 20th day of December, 2016.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
       Elaine E. Richards
       President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 692 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	December 20, 2016
Dorothy A. Berry

Wallace L. Cook*	Trustee	December 20, 2016
Wallace L. Cook

Eric W. Falkeis*	Trustee	December 20, 2016
Eric W. Falkeis

Carl A. Froebel*	Trustee	December 20, 2016
Carl A. Froebel

Steven J. Paggioli*	Trustee	December 20, 2016
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	December 20, 2016
Elaine E. Richards	Executive Officer

Aaron J. Perkovich*	Treasurer and Principal	December 20, 2016
Aaron J. Perkovich	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		December 20, 2016
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

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EXHIBIT LIST

Exhibit Number	Description
EX.99.i.xx	Opinion of Counsel (Sullivan & Worcester LLP)
EX.99.i.xx.A	Consent of Counsel (Schiff Hardin LLP)

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